Effects of Recent Accounting Pronouncements	9 Months Ended
Apr. 30, 2015
Accounting Changes and Error Corrections [Abstract]
Effects of Recent Accounting Pronouncements

Note 2 – Effects of Recent Accounting Pronouncements:

Recently Adopted Accounting Pronouncements

In June 2014, the FASB issued guidance regarding the elimination of the reporting requirement for development stage entities and removed the definition of development stage entity from the Accounting Standards Codification. The Company has adopted this guidance effective for the Company’s annual fiscal year ended July 31, 2014. The adoption of this new accounting guidance resulted in the elimination of the inception-to-date financial information in the consolidated statements of comprehensive income, statements of changes in stockholders’ deficiency and statements of cash flows, as well as the removal of the subheading “A Development Stage Company” from the interim statements and the notes to the interim statements.

Recently Issued Accounting Pronouncements

In November 2014, the FASB issued guidance regarding Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity. The guidance will be effective for the Company’s first quarter of the fiscal year ended July 31, 2017. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.

In August 2014, the FASB issued guidance regarding disclosure of uncertainties about an entity’s ability to continue as a going concern. The guidance will be effective for the Company’s fiscal year ended July 31, 2017 and subsequent interim periods. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.